Lease Accounting (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense and Other Information Related To Leases
The components of lease expense were as follows:

	Years Ended December 31,
	2025	2024	2023
Components of lease expense:	(In thousands)
Operating lease cost (1)	$40,162	$44,883	$44,971
Financing lease cost:
Depreciation	36,077	31,642	26,129
Interest on lease liabilities	1,094	4,129	444
Sublease income	(13,205)	(17,573)	(5,856)
Net lease expense	$64,128	$63,081	$65,688
(1)Includes short-term lease and variable lease costs, which are immaterial.
Other information related to leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Supplemental Cash Flow Information	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(30,833)	$(36,118)	$(35,510)
Financing cash flows from finance leases	$(37,689)	$(37,921)	$(39,214)
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$24,614	$11,186	$6,244
Finance leases	$94,699	$38,989	$59,276
Weighted-average remaining lease term (years)
Operating leases	9.7	9.9	10.6
Finance leases	3.7	3.3	3.9
Weighted-average discount rate
Operating leases	3.0%	2.9%	2.8%
Finance leases	5.0%	4.7%	3.9%

Schedule of Future Minimum Operating Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Lease Payments	Finance Lease Payments	Total Lease Payments
	(In thousands)
2026	$30,945	$49,347	$80,292
2027	26,506	44,735	71,241
2028	22,995	34,876	57,871
2029	18,781	22,928	41,709
2030	18,050	13,377	31,427
Thereafter	89,806	3,331	93,137
Total future minimum lease payments	$207,083	$168,594	$375,677
Less: Interest	(27,118)	(16,332)	(43,450)
Total future minimum lease payments less interest	$179,965	$152,262	$332,227

Schedule of Future Minimum Finance Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Lease Payments	Finance Lease Payments	Total Lease Payments
	(In thousands)
2026	$30,945	$49,347	$80,292
2027	26,506	44,735	71,241
2028	22,995	34,876	57,871
2029	18,781	22,928	41,709
2030	18,050	13,377	31,427
Thereafter	89,806	3,331	93,137
Total future minimum lease payments	$207,083	$168,594	$375,677
Less: Interest	(27,118)	(16,332)	(43,450)
Total future minimum lease payments less interest	$179,965	$152,262	$332,227

Schedule of Future Minimum Lease Payments Due from Customers
Future minimum lease payments due from our customers on leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Leases
(In thousands)
2026	$47,492
2027	36,995
2028	30,776
2029	17,444
2030	13,077
Thereafter	35,188
Total	$180,972